Contract balances	12 Months Ended
Mar. 31, 2024
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Contract balances
9.	Contract balances

The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2024		March 2023
Trade Receivables		10,155,223		11,345,542
Contract Assets – Unbilled Revenue		26,536		52,581
Contract liabilities – Deferred Income
Current contract liabilities	2,083,932		1,972,483
Non-current contract liabilities	3,053,428		2,323,958
Total Contract liabilities – Deferred Income		5,137,360		4,296,441

The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2024 and March 31, 2023:

Particulars	March 31, 2024	March 31, 2023
Balance as of April 1	52,581	51,283
Add: Revenue recognized during the year	27,223	51,111
Less: Invoiced during the year	(53,315)	(51,312)
Add: Translation gain or (loss)	47	1,499
Balance as of March 31	26,536	52,581

The /following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2024 and March 31, 2023:

Particulars	March 31, 2024	March 31, 2023
Balance as of April 1	4,296,441	3,590,019
Less: Revenue recognized during the period	(2,575,119)	(1,702,548)
Add: Invoiced during the period but revenue not recognized	3,412,300	2,420,931
Add: Translation gain or (loss)	3,738	(11,961)
Balance as of March 31	5,137,360	4,296,441

Contract Cost and Amortisation

Costs to fulfil customer contracts are deferred and amortized over the contract period. For the year ended March 31, 2024 the Company has capitalised
₹
23,763 (March 31, 2023:
₹
119,312) and amortised
₹
37,084 (March 31, 2023:
₹
304,439). There was no impairment loss in relation to the capitalised cost.

Incremental costs of obtaining a contract are recognized as assets and amortized over the contract period. The Company recognizes incremental cost of obtaining a contract as an expense when incurred if the amortisation period of the asset that the entity otherwise would have recognized is one year or less.